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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Fred Berger
Title:            Chief Administrative Officer
Phone:            212-692-2000

Signature, Place, and Date of Signing:

/s/ Fred Berger                New York, New York               May 15, 2007
-------------------        ---------------------------      --------------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                     105
                                                             ------------------

Form 13F Information Table Value Total:                              $1,230,050
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         --------          -----------------------            -------------

         None.

                           Angelo, Gordon & Co., L.P.
                           Form 13F Information Table
                          Quarter ended March 31, 2007

                                                                              Investment Discretion               Voting Authority
                                               Fair Market Shares
                                                Value        or
                         Title     Cusip        (in       Principal SH/  Put/         Shared   Shared   Other
Issuer                  of Class   Number     thousands)   Amount   PRN  Call  Sole   Defined  Other   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS             COM       002824100     $5,301       95,000  SH  Put   SOLE                             95,000
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
 TECHNLGS I             CL A      004329108     $2,458      520,663  SH        SOLE                            520,663
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW           COM       00817Y108     $2,846       65,000  SH        SOLE                             65,000
------------------------------------------------------------------------------------------------------------------------------------
ALON USA ENERGY COMM    COM       020520102       $362       10,000  SH        SOLE                             10,000
------------------------------------------------------------------------------------------------------------------------------------
APARTMENT INVT &
 MGMT CO                CL A      03748R101    $14,999      260,000  SH        SOLE                            260,000
------------------------------------------------------------------------------------------------------------------------------------
ARIAD PHARMACEUTICALS
 INC                    COM       04033A100     $1,886      420,000  SH        SOLE                            420,000
------------------------------------------------------------------------------------------------------------------------------------
ARTHROCARE CORP         COM       043136100     $3,604      100,000  SH        SOLE                            100,000
------------------------------------------------------------------------------------------------------------------------------------
BIOMARIN
 PHARMACEUTICAL INC     COM       09061G101     $1,295       75,000  SH        SOLE                             75,000
------------------------------------------------------------------------------------------------------------------------------------
BIOMET INC              COM       090613100    $38,241      900,000  SH        SOLE                            900,000
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES
 INC                    COM       101121101     $4,990       42,508  SH        SOLE                             42,508
------------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC
 CORP                   COM       101137107     $3,708      255,000  SH  Call  SOLE                            255,000
------------------------------------------------------------------------------------------------------------------------------------
BOYD GAMING CORP        COM       103304101     $6,646      139,500  SH  Call  SOLE                            139,500
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQIBB
 CO                     COM       110122108     $4,303      155,000  SH        SOLE                            155,000
------------------------------------------------------------------------------------------------------------------------------------
BROOKDALE SR LIVING
 INC                    COM       112463104    $22,946      513,800  SH        SOLE                            513,800
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET       CL A LTD
 MGMT INC               VT SH     112585104    $23,499      449,650  SH        SOLE                            449,650
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES
 CORP                   COM       112723101     $3,101       96,600  SH        SOLE                             96,600
------------------------------------------------------------------------------------------------------------------------------------
BRT RLTY TR             SH BEN
                        INT NEW   055645303     $3,976      131,700  SH        SOLE                            131,700
------------------------------------------------------------------------------------------------------------------------------------
CAMDEN PPTY TR          SH BEN
                        INT       133131102    $10,476      149,000  SH        SOLE                            149,000
------------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP            COM       151020104     $1,941       37,000  SH        SOLE                             37,000
------------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP            COM       151020104     $1,941       37,000  SH  Put   SOLE                             37,000
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP              COM       125509109     $2,268       15,900  SH        SOLE                             15,900
------------------------------------------------------------------------------------------------------------------------------------
CLAIRES STORES INC      COM       179584107    $12,848      400,000  SH        SOLE                            400,000
------------------------------------------------------------------------------------------------------------------------------------
CNX GAS CORP            COM       12618H309     $7,083      250,000  SH        SOLE                            250,000
------------------------------------------------------------------------------------------------------------------------------------
COGDELL SPENCER INC     COM       19238U107     $6,917      328,300  SH        SOLE                            328,300
------------------------------------------------------------------------------------------------------------------------------------
COMPUCREDIT CORP        COM       20478N100    $17,989      576,200  SH        SOLE                            576,200
------------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP
 AMER NEW               COM NEW   22025Y407    $27,949      529,241  SH        SOLE                            529,241
------------------------------------------------------------------------------------------------------------------------------------
CYCLACEL                PFD CONV
 PHARMACEUTICALS INC    EX 6%     23254L207     $1,227      196,000  SH        SOLE                            196,000
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC              COM       23918K108     $4,180       78,400  SH        SOLE                             78,400
------------------------------------------------------------------------------------------------------------------------------------
DJO INCORPORATED        COM       23325G104     $3,456       91,200  SH        SOLE                             91,200
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP         COM       256669102    $24,323    1,150,000  SH        SOLE                          1,150,000
------------------------------------------------------------------------------------------------------------------------------------
EAGLE MATERIALS INC     COM       26969P108     $6,695      150,000  SH        SOLE                            150,000
------------------------------------------------------------------------------------------------------------------------------------
EDUCATION RLTY TR
 INC                    COM       28140H104     $1,410       95,400  SH        SOLE                             95,400
------------------------------------------------------------------------------------------------------------------------------------
EURONET WORLDWIDE
 INC                    COM       298736109     $5,372      200,000  SH        SOLE                            200,000
------------------------------------------------------------------------------------------------------------------------------------
FIVE STAR QUALITY
 CAREINC                COM       33832D106     $9,956      968,500  SH        SOLE                            968,500
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA ROCK INDS INC   COM       341140101    $30,603      454,800  SH        SOLE                            454,800
------------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD         COM       367299104     $5,829    2,590,827  SH        SOLE                          2,590,827
------------------------------------------------------------------------------------------------------------------------------------
GEN GROWTH PPTYS INC    COM       370021107     $3,590       55,600  SH        SOLE                             55,600
------------------------------------------------------------------------------------------------------------------------------------
GEO GROUP INC           COM       36159R103    $19,034      420,000  SH        SOLE                            420,000
------------------------------------------------------------------------------------------------------------------------------------
GEOMET INC DEL          COM       37250U102     $3,528      400,000  SH        SOLE                            400,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC     COM       375558103     $1,303       17,000  SH        SOLE                             17,000
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC       COM       413619107    $55,070      652,100  SH        SOLE                            652,100
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP        COM NEW   421924309     $3,782      180,000  SH        SOLE                            180,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP        COM NEW   421924309       $525       25,000  SH  Put   SOLE                             25,000
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP      COM       432848109    $14,474      402,500  SH        SOLE                            402,500
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP      COM       432848109     $7,552      210,000  SH  Call  SOLE                            210,000
------------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC             COM       436440101     $4,110       71,300  SH        SOLE                             71,300
------------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP           COM       447011107    $14,413      755,000  SH        SOLE                            755,000
------------------------------------------------------------------------------------------------------------------------------------
HYPERION SOLUTIONS
 CORP                   COM       44914M104     $6,318      121,900  SH        SOLE                            121,900
------------------------------------------------------------------------------------------------------------------------------------
INDEVUS
 PHARMACEUTICALS INC    COM       454072109     $1,339      189,400  SH        SOLE                            189,400
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR              RUSSELL
                        2000      464287655    $53,113      668,000  SH  Put   SOLE                            668,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR              S&P 500
                        INDEX     464287200     $6,903       48,500  SH  Put   SOLE                             48,500
------------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC          COM       45031U101    $44,182      943,450  SH        SOLE                            943,450
------------------------------------------------------------------------------------------------------------------------------------
ITRON INC               COM       465741106    $11,311      173,913  SH        SOLE                            173,913
------------------------------------------------------------------------------------------------------------------------------------
ITURAN LOCATION AND
 CONTROL                SHS       M6158M104       $216       16,197  SH        SOLE                             16,197
------------------------------------------------------------------------------------------------------------------------------------
JINPAN INTL LTD         ORD       G5138L100     $2,468      157,896  SH        SOLE                            157,896
------------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP            COM       49337W100    $49,540    1,203,900  SH        SOLE                          1,203,900
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC
 KANS                   COM       49455P101     $5,323       50,000  SH        SOLE                             50,000
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTL INC        COM       50730R102    $44,980    1,300,000  SH        SOLE                          1,300,000
------------------------------------------------------------------------------------------------------------------------------------
LIFEPOINT HOSPITALS
 INC                    COM       53219L109     $2,867       75,000  SH        SOLE                             75,000
------------------------------------------------------------------------------------------------------------------------------------
MACERICH CO             COM       554382101     $9,698      105,000  SH        SOLE                            105,000
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH
 SOLUTIONS INC          COM       58405U102     $4,714       65,000  SH        SOLE                             65,000
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC          COM       589331107     $4,417      100,000  SH        SOLE                            100,000
------------------------------------------------------------------------------------------------------------------------------------
MERCK AND CO INC        COM       589331107     $4,417      100,000  SH  Put   SOLE                            100,000
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE WIRELESS INC   COM       65337Y102     $6,817      681,685  SH        SOLE                            681,685
------------------------------------------------------------------------------------------------------------------------------------
NORTHWESTERN CORP       COM NEW   668074305    $69,366    1,957,843  SH        SOLE                          1,957,843
------------------------------------------------------------------------------------------------------------------------------------
NOVELIS INC             COM       67000X106    $39,478      895,000  SH        SOLE                            895,000
------------------------------------------------------------------------------------------------------------------------------------
NUVASIVE INC            COM       670704105     $1,912       80,500  SH        SOLE                             80,500
------------------------------------------------------------------------------------------------------------------------------------
OCWEN FINL CORP         COM NEW   675746309    $21,103    1,639,700  SH        SOLE                          1,639,700
------------------------------------------------------------------------------------------------------------------------------------
OMRIX
 BIOPHARMACEUTICALS
 INC                    COM       681989109     $2,201       57,500  SH        SOLE                             57,500
------------------------------------------------------------------------------------------------------------------------------------
OMRIX
 BIOPHARMACEUTICALS
 INC                    COM       681989109     $1,531       40,000  SH  Put   SOLE                             40,000
------------------------------------------------------------------------------------------------------------------------------------
ONYX
 PHARMACEUTICALS INC    COM       683399109     $1,863       75,000  SH        SOLE                             75,000
------------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS
 INC                    COM       683399109     $1,317       53,000  SH  Put   SOLE                             53,000
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS
 HOTELS LTD             CL A      G67743107     $3,673       61,400  SH        SOLE                             61,400
------------------------------------------------------------------------------------------------------------------------------------
ORIGEN FINL INC         COM       68619E208     $6,076      873,000  SH        SOLE                            873,000
------------------------------------------------------------------------------------------------------------------------------------
OWENS AND MINOR INC
 NEW                    COM       690732102     $2,755       75,000  SH        SOLE                             75,000
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING NEW       COM       690742101    $83,428    2,618,578  SH        SOLE                          2,618,578
------------------------------------------------------------------------------------------------------------------------------------
PATHMARK STORES INC
 NEW                    COM       70322A101     $9,793      765,100  SH        SOLE                            765,100
------------------------------------------------------------------------------------------------------------------------------------
PEDIATRIX MED GROUP     COM       705324101     $4,451       78,000  SH        SOLE                             78,000
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA RL         SH BEN
 ESTATE INVT            INT       709102107    $10,457      235,900  SH        SOLE                            235,900
------------------------------------------------------------------------------------------------------------------------------------
PSYCHIATRIC
 SOLUTIONS INC          COM       74439H108     $4,374      108,500  SH        SOLE                            108,500
------------------------------------------------------------------------------------------------------------------------------------
QUEST RESOURCE CORP     COM NEW   748349305     $4,585      500,000  SH        SOLE                            500,000
------------------------------------------------------------------------------------------------------------------------------------
REPROS THERAPEUTICS
 INC                    COM       76028H100     $2,023      211,800  SH        SOLE                            211,800
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC PROPERT TR     COM       760737106     $5,389      469,000  SH        SOLE                            469,000
------------------------------------------------------------------------------------------------------------------------------------
SALTON INC              COM       795757103     $1,471      612,761  SH        SOLE                            612,761
------------------------------------------------------------------------------------------------------------------------------------
SIERRA HEALTH SVCS
 INC                    COM       826322109    $16,468      400,000  SH        SOLE                            400,000
------------------------------------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP      COM       78440X101    $22,237      162,100  SH        SOLE                            162,100
------------------------------------------------------------------------------------------------------------------------------------
SPECTRANETICS CORP      COM       84760C107       $642       60,000  SH        SOLE                             60,000
------------------------------------------------------------------------------------------------------------------------------------
STANDARD PAC CORP
 NEW                    COM       85375C101     $5,009      240,000  SH        SOLE                            240,000
------------------------------------------------------------------------------------------------------------------------------------
STANDARD PAC CORP
 NEW                    COM       85375C101     $4,174      200,000  SH  Call  SOLE                            200,000
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD
 HOTELS&RESORTS WRLD    COM       85590A401     $7,914      122,041  SH        SOLE                            122,041
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD
 HOTELS&RESORTS WRLD    COM       85590A401     $3,891       60,000  SH  Call  SOLE                             60,000
------------------------------------------------------------------------------------------------------------------------------------
SUNRISE SENIOR
 LIVING INC             COM       86768K106    $16,733      423,400  SH        SOLE                            423,400
------------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS
 INC NEW                COM       867892101     $9,508      348,800  SH        SOLE                            348,800
------------------------------------------------------------------------------------------------------------------------------------
SUSSER HLDGS CORP       COM       869233106     $6,868      395,850  SH        SOLE                            395,850
------------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC        COM       876664103     $9,322      160,744  SH        SOLE                            160,744
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE INC   CL A      88732J108    $13,844      357,274  SH        SOLE                            357,274
------------------------------------------------------------------------------------------------------------------------------------
TODCO                   COM       88889T107    $16,132      400,000  SH        SOLE                            400,000
------------------------------------------------------------------------------------------------------------------------------------
TXU CORP                COM       873168108    $51,921      810,000  SH        SOLE                            810,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED SURGICAL
 PARTNERS INT           COM       913016309     $3,081      100,000  SH        SOLE                            100,000
------------------------------------------------------------------------------------------------------------------------------------
USA MOBLITLITY INC      COM       90341G103     $3,932      197,300  SH        SOLE                            197,300
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR         SH BEN
                        INT       929042109     $2,387       20,000  SH        SOLE                             20,000
------------------------------------------------------------------------------------------------------------------------------------
WITNESS SYS INC         COM       977424100    $40,425    1,500,000  SH        SOLE                          1,500,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                   COM       983024100     $2,001       40,000  SH        SOLE                             40,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                   COM       983024100     $2,001       40,000  SH  Put   SOLE                             40,000
------------------------------------------------------------------------------------------------------------------------------------
XENOPORT INC            COM       98411C100     $1,686       60,500  SH        SOLE                             60,500
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE (in thousands)         $1,230,050